Tax Status	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The IRS has determined and informed the Company by letter dated August 18, 2021 that the Plan is qualified, and the trust fund established is tax-exempt under the appropriate sections of the IRC. Although the Plan has been amended since receiving the determination letter, the Plan Administrator and the Plan sponsor’s counsel believe these amendments have not adversely affected the Plan’s qualified status and the related trust’s tax-exempt status as of the financial statement date.

GAAP requires the Plan Administrator to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by the IRS; however, there are currently no audits for any tax periods in progress.